Leases - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Amortization of right-of-use assets	¥ 1,529,463	¥ 1,141,740
Interest of operating lease liabilities	566,704	310,701
Expenses for short-term leases within 12 months and other non-lease component	544,640	407,850
Total lease cost	¥ 2,640,807	¥ 1,860,291